Summary of Significant Accounting Policies: Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Basis of Presentation	(a) Basis of Presentation These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States and are expressed in U.S. dollars.